Long-Lived Assets - Intangible Assets, amortization expense (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Aggregate amortization expense for intangible assets
2023	$ 65
2024	65
2025	65
2026	65
2027	65
Thereafter	477
Aggregate amortization expense	$ 802